Revenue and Segment Reporting (Details) - Schedule of segment revenue and results - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	¥ 716,241	¥ 884,130	¥ 1,415,852
Reportable segment revenue	716,241	884,130	1,415,852
Reportable segment gross profit	246,358	286,564	674,565
General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	176,795	333,500	783,988
Reportable segment revenue	176,795	333,500	783,988
Reportable segment gross profit	38,880	104,875	422,517
Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	151,110	130,567	203,677
Reportable segment revenue	151,110	130,567	203,677
Reportable segment gross profit	48,954	34,318	86,358
Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	290,352	289,715	260,263
Reportable segment revenue	290,352	289,715	260,263
Reportable segment gross profit	148,490	119,438	104,620
Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	97,984	130,348	167,924
Reportable segment revenue	97,984	130,348	167,924
Reportable segment gross profit	10,034	27,933	61,070
Point in time [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	80,190	93,397	93,454
Point in time [Member] | General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	80,190	93,397	93,454
Point in time [Member] | Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Point in time [Member] | Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Point in time [Member] | Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Overtime [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	636,051	790,733	1,322,398
Overtime [Member] | General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	96,605	240,103	690,534
Overtime [Member] | Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	151,110	130,567	203,677
Overtime [Member] | Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	290,352	289,715	260,263
Overtime [Member] | Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	¥ 97,984	¥ 130,348	¥ 167,924